Note 6 - Derivative Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 6. Derivative Instruments

The Company uses certain derivative instruments to meet the needs of customers as well as to manage the interest rate risk associated with certain transactions.

Derivatives designated as fair value hedges

Fair value hedges protect against changes in the fair value of an asset, liability, or firm commitment. The Company enters into interest rate swap agreements to manage interest rate exposure on certain of the Company’s fixed-rate investment portfolio. The agreements convert the fixed interest rates to variable interest rates.

The following table provides a summary of the Company's derivatives designated as fair value hedges as of the dates presented:

	Statement of Financial	December 31,2023		December 31, 2022
	Condition Location	Notional Amount	Fair Value	Notional Amount	Fair Value
Derivative Assets:
Interest rate swaps	Other Assets	$66,600	$865	$-	$-

The following table presents the effects of the Company’s fair value hedge relationships on the Consolidated Statements of Income for the periods presented:

		Amount of Gain (Loss) Recognized in Income
	Income Statement	Twelve Months Ended December 31,
	Location	2023	2022
Derivative assets:
Interest rate swaps - investment securities	Interest Income	$286	$-
Derivative assets - hedged items:
Interest rate swaps - investment securities	Interest Income	$(286)	$-